Unaudited Interim Condensed Consolidated Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Loss for the period	€ (171,493)	€ (86,399)
Items that may be reclassified to profit or loss
Currency translation differences	(567)	(424)
Items that will not be reclassified to profit or loss
Defined benefit plan actuarial gains	168
Other comprehensive loss for the period, net of tax	(399)	(424)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD ATTRIBUTABLE TO THE OWNERS OF THE COMPANY	€ (171,892)	€ (86,823)